Earnings per share (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 BRL (R$) shares
IfrsStatementLineItems [Line Items]
Total net income available to ordinary equity owners		R$ 29,702		R$ 26,760		R$ 18,896
Minimum non-cumulative dividends on preferred shares		(106)		(106)		(106)
Retained earnings to be distributed to common equity owners in an amount per share equal to the minimum dividend payable to preferred equity owners		(109)		(109)		(109)
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Total net income available to ordinary equity owners		15,029		13,571		9,600
Retained earnings		R$ 14,920		R$ 13,462		R$ 9,491
Weighted average number of shares outstanding | shares		4,958,290,359		4,958,290,359		4,958,290,359
Basic earnings per share | $ / shares	$ 3.03		$ 2.74		$ 1.94
Preference shares [member]
IfrsStatementLineItems [Line Items]
Total net income available to ordinary equity owners		R$ 14,673		R$ 13,189		R$ 9,296
Retained earnings		R$ 14,567		R$ 13,083		R$ 9,190
Weighted average number of shares outstanding | shares		4,840,703,872		4,818,741,579		4,801,324,161
Basic earnings per share | $ / shares	$ 3.03		$ 2.74		$ 1.94